Offerings - Offering: 1	Aug. 07, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	30,115,003
Maximum Aggregate Offering Price	$ 1,643,375,713.71
Fee Rate	0.01476%
Amount of Registration Fee	$ 242,562.26
Fee Note MAOP	$ 1,643,375,713.71
Offering Note
(1)
Based on an estimate of the shares of Class A common stock of Teekay Tankers Ltd. that are expected to be outstanding as of the completion of the Redomiciliation described in the registrant’s registration statement on Form
F-4,
which represents the Class A common shares of Teekay Tankers Ltd., a Bermuda exempted company into which such outstanding Class A common stock of Teekay Tankers Ltd., a Marshall Islands corporation are expected to convert, on a one-for-one
basis, in connection with the Redomiciliation described in the registrant’s registration statement on Form
F-4.

(2)
Estimated solely for the purpose of calculating the registration fee, based on the average of the high ($56.36 per share) and low ($52.78 per share) prices of the Class A common stock of Teekay Tankers Ltd. on the New York Stock Exchange on August 5, 2024, in accordance with Rule 457(c) and Rule 457(f)(1) under the Securities Act of 1933, as amended.